CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 904,289	¥ 951,148
Restricted Cash	140,806	115,870
Cash, Cash Equivalents and Restricted Cash	¥ 1,045,095	¥ 1,067,018